Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Amendment Description	Updated Financials